Payable to institutional funding partners and online investors (Tables)	12 Months Ended
Dec. 31, 2019
Payable to institutional funding partners and online investors
Schedule of payable to institutional funding partners and online investors

	Fixed annual Rate (%)	Term	As of December 31,
			2018	2019
			RMB	RMB	US$
Current:
Institutional funding partners	3% to 11%	7 to 12 months	390,908	242,056	34,769
Online investors	3% to 11%	2 to 12 months	614,328	46,970	6,747
			1,005,236	289,026	41,516
Non-current:
Institutional funding partners	3% to 11%	13 to 36 months	395,901	51,444	7,389
Online investors	5% to 13%	13 to 24 months	54,259	—	—
			450,160	51,444	7,389

Schedule of contractual obligations

	Payment due by period
Long-term borrowings and			Greater than 2
interest payable:	Less than 1 year	1‑2 years	years	Total
As of December 31, 2018 (RMB)	485,878	412,650	54,275	952,803
As of December 31, 2019 (RMB)	386,337	54,067	—	440,404
As of December 31, 2019 (US$)	55,494	7,766	—	63,260